Restatement of Previously Issued Financial Statements (Details) - Schedule of cash flows	12 Months Ended
Dec. 31, 2020 USD ($)
Previously Reported [Member]
STATEMENT OF CASH FLOWS
Net loss	$ (136,408)
Change in fair value of warrant liability
Revision of Prior Period, Adjustment [Member]
STATEMENT OF CASH FLOWS
Net loss	(1,490,454)
Change in fair value of warrant liability	1,494,092
As Restated [Member]
STATEMENT OF CASH FLOWS
Net loss	(1,630,500)
Change in fair value of warrant liability	$ 1,494,092